Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income tax expense benefits [Line Items]
Australian prima facie tax rate	30.00%	30.00%	30.00%
US tax reform [Member]
Income tax expense benefits [Line Items]
Repatriation tax	$ 797
Previously unrecognised tax credits	$ 603